Debt - Asset-backed financing (Details) - EUR (€) € in Millions	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Disclosure of detailed information about borrowings [line items]
Borrowings	€ 37,227	€ 29,463	€ 27,153
Asset-backed financing
Disclosure of detailed information about borrowings [line items]
Borrowings	9,866	4,711
Warehouse Credit Facilities: | SFS Funding I | Asset-backed financing
Disclosure of detailed information about borrowings [line items]
Borrowings	4,034	3,189
Warehouse Credit Facilities: | SFS Funding II | Asset-backed financing
Disclosure of detailed information about borrowings [line items]
Borrowings	0	109
Warehouse Credit Facilities: | FIARC | Asset-backed financing
Disclosure of detailed information about borrowings [line items]
Borrowings	60	29
Warehouse Credit Facilities: | SFMOT Floorplan Facility | Asset-backed financing
Disclosure of detailed information about borrowings [line items]
Borrowings	565	0
Term Notes: | Term Notes 2017-2020 | Asset-backed financing
Disclosure of detailed information about borrowings [line items]
Borrowings	€ 0	36
Term Notes: | Term Notes 2017-2020 | Minimum | Asset-backed financing
Disclosure of detailed information about borrowings [line items]
Interest rate %	2.80%
Term Notes: | Term Notes 2017-2020 | Maximum | Asset-backed financing
Disclosure of detailed information about borrowings [line items]
Interest rate %	7.07%
Term Notes: | FIAOT 2021-1 | Asset-backed financing
Disclosure of detailed information about borrowings [line items]
Borrowings	€ 27	45
Term Notes: | FIAOT 2021-1 | Minimum | Asset-backed financing
Disclosure of detailed information about borrowings [line items]
Interest rate %	0.89%
Term Notes: | FIAOT 2021-1 | Maximum | Asset-backed financing
Disclosure of detailed information about borrowings [line items]
Interest rate %	5.37%
Term Notes: | FIAOT 2021-2 | Asset-backed financing
Disclosure of detailed information about borrowings [line items]
Borrowings	€ 63	98
Term Notes: | FIAOT 2021-2 | Minimum | Asset-backed financing
Disclosure of detailed information about borrowings [line items]
Interest rate %	0.48%
Term Notes: | FIAOT 2021-2 | Maximum | Asset-backed financing
Disclosure of detailed information about borrowings [line items]
Interest rate %	3.14%
Term Notes: | FIAOT 2022-1 | Asset-backed financing
Disclosure of detailed information about borrowings [line items]
Borrowings	€ 83	125
Term Notes: | FIAOT 2022-1 | Minimum | Asset-backed financing
Disclosure of detailed information about borrowings [line items]
Interest rate %	2.03%
Term Notes: | FIAOT 2022-1 | Maximum | Asset-backed financing
Disclosure of detailed information about borrowings [line items]
Interest rate %	5.41%
Term Notes: | FIAOT 2022-2 | Asset-backed financing
Disclosure of detailed information about borrowings [line items]
Borrowings	€ 95	151
Term Notes: | FIAOT 2022-2 | Minimum | Asset-backed financing
Disclosure of detailed information about borrowings [line items]
Interest rate %	6.26%
Term Notes: | FIAOT 2022-2 | Maximum | Asset-backed financing
Disclosure of detailed information about borrowings [line items]
Interest rate %	9.50%
Term Notes: | FIAOT 2023-1 | Asset-backed financing
Disclosure of detailed information about borrowings [line items]
Borrowings	€ 131	189
Term Notes: | FIAOT 2023-1 | Minimum | Asset-backed financing
Disclosure of detailed information about borrowings [line items]
Interest rate %	6.44%
Term Notes: | FIAOT 2023-1 | Maximum | Asset-backed financing
Disclosure of detailed information about borrowings [line items]
Interest rate %	7.74%
Term Notes: | SFAST 2023-1 | Asset-backed financing
Disclosure of detailed information about borrowings [line items]
Borrowings	€ 522	740
Term Notes: | SFAST 2023-1 | Minimum | Asset-backed financing
Disclosure of detailed information about borrowings [line items]
Interest rate %	5.47%
Term Notes: | SFAST 2023-1 | Maximum | Asset-backed financing
Disclosure of detailed information about borrowings [line items]
Interest rate %	5.97%
Term Notes: | SFAST 2024-1 | Asset-backed financing
Disclosure of detailed information about borrowings [line items]
Borrowings	€ 645	0
Term Notes: | SFAST 2024-1 | Minimum | Asset-backed financing
Disclosure of detailed information about borrowings [line items]
Interest rate %	4.94%
Term Notes: | SFAST 2024-1 | Maximum | Asset-backed financing
Disclosure of detailed information about borrowings [line items]
Interest rate %	5.59%
Term Notes: | SFAST 2024-2 | Asset-backed financing
Disclosure of detailed information about borrowings [line items]
Borrowings	€ 760	0
Term Notes: | SFAST 2024-2 | Minimum | Asset-backed financing
Disclosure of detailed information about borrowings [line items]
Interest rate %	5.26%
Term Notes: | SFAST 2024-2 | Maximum | Asset-backed financing
Disclosure of detailed information about borrowings [line items]
Interest rate %	5.71%
Term Notes: | SFAST 2024-3 | Asset-backed financing
Disclosure of detailed information about borrowings [line items]
Borrowings	€ 829	0
Term Notes: | SFAST 2024-3 | Minimum | Asset-backed financing
Disclosure of detailed information about borrowings [line items]
Interest rate %	4.55%
Term Notes: | SFAST 2024-3 | Maximum | Asset-backed financing
Disclosure of detailed information about borrowings [line items]
Interest rate %	4.98%
Term Loans: | SFAF LLC | Asset-backed financing
Disclosure of detailed information about borrowings [line items]
Interest rate %	5.45%
Borrowings	€ 555	0
Term Loans: | SFAF 2024-2 | Asset-backed financing
Disclosure of detailed information about borrowings [line items]
Interest rate %	5.45%
Borrowings	€ 590	0
Term Loans: | SFALV 2024-1 | Asset-backed financing
Disclosure of detailed information about borrowings [line items]
Interest rate %	4.80%
Borrowings	€ 907	€ 0